Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash Flows from Operating Activities:
Net income (Loss)	$ 14,271	$ (1,313)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	36,879	36,879
Provision for doubtful accounts	1,927
Changes in operating assets and liabilities:
Accounts receivable	(156,815)
Tax payable	7,812
Net Cash provided by (used in) Operating Activities	(95,926)	35,566
Cash Flows from Investing Activities
Purchase of intangible assets	(79,947)	(265,639)
Net Cash Used in Investing Activities	(79,947)	(265,639)
Cash Flows from Financing Activities:
Proceeds from (Repayment to) related parties	(15,908)	230,073
Settlement of the reorganization consideration	(53,174)	0
Common shares	250	0
Additional Paid in Capital	249,683	0
Net Cash provided by Financing Activities	180,851	230,073
Net Increase (Decrease) in Cash and Cash Equivalents	4,978
Cash – Beginning of the period
Cash – End of the period	$ 4,978